AMG SouthernSun Small Cap Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2019

				Principal
	Shares	Value		Amount	Value
Common Stocks - 90.0%			Short-Term Investments - 11.0%
Consumer Discretionary - 15.0%			Joint Repurchase Agreements - 0.6%[2]
Extended Stay America, Inc.	520,632	$7,736,592	Cantor Fitzgerald Securities, Inc. , dated 12/31/19,
Murphy USA, Inc.*	32,664	3,821,688	due 01/02/20, 1.580% total to be received
			$1,000,088 (collateralized by various
Polaris, Inc.	57,850	5,883,345	U. S. Government Agency Obligations and
Thor Industries, Inc. [1]	92,863	6,898,792	U. S. Treasuries, 0.000% - 8.500%, 01/25/20 -
Total Consumer Discretionary		24,340,417	10/15/60, totaling $1,020,000)	$1,000,000	$1,000,000
Consumer Staples - 10.9%			RBC Dominion Securities, Inc. , dated 12/31/19, due
			01/02/20, 1.570% total to be received $3,448
Darling Ingredients, Inc. *	391,888	11,004,215
			(collateralized by various U.S. Government
Sanderson Farms, Inc.	37,538	6,614,946	Agency Obligations and U.S. Treasuries,
Total Consumer Staples		17,619,161	0.000% - 6.500%, 06/30/21 - 12/01/49, totaling
			$3,517)	3,448	3,448
Energy - 2.5%
			Total Joint Repurchase Agreements		1,003,448
Encana Corp. (Canada)	867,210	4,067,215
Health Care - 4.7%				Shares
			Other Investment Companies - 10.4%
Hill-Rom Holdings, Inc.	67,343	7,645,451
			Dreyfus Government Cash Management Fund,
Industrials - 41.3%			Institutional Shares, 1.51% [3]	5,544,715	5,544,715
Actuant Corp., Class A	235,872	6,139,748
			Dreyfus Institutional Preferred Government
Aegion Corp.*	254,388	5,690,660	Money Market Fund, Institutional Shares,
			1.55% [3]	5,544,715	5,544,715
AGCO Corp.	85,839	6,631,063
The Brink's Co.	99,893	9,058,297	JPMorgan U.S. Government Money Market Fund,
			IM Shares, 1.53%[3]	5,712,737	5,712,737
Clean Harbors, Inc. *	82,950	7,112,962
			Total Other Investment Companies		16,802,167
Crane Co.	85,944	7,423,843
			Total Short-Term Investments
Dycom Industries, Inc. *,1	203,159	9,578,947	(Cost $17,805,615)		17,805,615
The Timken Co.	160,163	9,018,778	Total Investments - 101.0%
Trinity Industries, Inc. [1]	288,685	6,394,373	(Cost $132,229,351)		163,904,873
Total Industrials		67,048,671	Other Assets, less Liabilities - (1.0)%		(1,607,100)
Information Technology - 7.6%			Net Assets - 100.0%		$162,297,773
Belden, Inc.	129,753	7,136,415
Broadridge Financial Solutions, Inc.	42,052	5,195,104
Total Information Technology		12,331,519
Materials - 8.0%
Koppers Holdings, Inc. *	211,242	8,073,669
Stepan Co.	48,547	4,973,155
Total Materials		13,046,824
Total Common Stocks
(Cost $114,423,736)		146,099,258

* Non-income producing security.			[3] Yield shown represents the December 31, 2019, seven day average yield, which refers
[1] Some of these securities, amounting to $11,385,400 or 7.0% of net assets, were out on			to the sum of the previous seven days' dividends paid, expressed as an annual
loan to various borrowers and are collateralized by cash and various U. S. Treasury			percentage.
Obligations. See below for more information.
[2] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

AMG SouthernSun Small Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of December 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$146,099,258	—	—	$146,099,258
Short-Term Investments
Joint Repurchase Agreements	—	$1,003,448	—	1,003,448
Other Investment Companies	16,802,167	—	—	16,802,167
Total Investments in Securities	$162,901,425	$1,003,448	—	$163,904,873

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at December 31, 2019, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$11,385,400	$1,003,448	$10,600,705	$11,604,153

The following table summarizes the securities received as collateral for securities lending at December 31, 2019:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-8.500%	01/09/20-05/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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